Condensed Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax	$ 11	$ 1
Changes in the fair value of cash flow hedges, tax	(2)	1
Defined benefit pension plan adjustments, tax	$ (10)	$ (1)